BUSINESS OVERVIEW	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
BUSINESS OVERVIEW

NOTE 1 － BUSINESS OVERVIEW

HomesToLife Ltd (the “Company”, “HTLM” or the “HomesToLife Cayman”) was incorporated in the Cayman Islands with limited liability under the Companies Act on February 16, 2024.

The Company, through its subsidiaries, is principally engaged in the sale and distribution of upholstered furniture, such as, sofas, armchairs, recliners, and related accessories, with its unique design and craftsmanship, throughout a network of retail stores in Europe, North America, and Asia.

On May 19, 2025, the Company completed the acquisition of HTL Marketing Pte. Ltd. The Company and HTL Marketing Pte. Ltd. were under common control prior to the acquisition and, accordingly, the transaction was accounted for as a transfer of businesses under common control in accordance with ASC 805-50. Accordingly, the accompanying unaudited condensed consolidated financial statements have been retrospectively adjusted for the comparative period ended June 30, 2025, and presented as if the transaction had occurred at the beginning of the earliest period presented.

Description of subsidiaries incorporated and controlled by the Company, as of June 30, 2026:

Name	Background		Ownership

HomesToLife International Pte. Ltd. (“HIPL”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on February 22, 2024
	●	Issued and outstanding 20,001 ordinary shares for SGD1 and USD20,000
	●	Investment holding

HomesToLife Pte. Ltd. (“HTL SG”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on September 28, 1989
	●	Issued and outstanding 38,800,000 ordinary shares for SGD38,800,000
	●	Sale and distribution of furniture

HTL Far East Pte. Ltd. (“HTL FE”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on October 28, 2024
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture

HTL Marketing Pte. Ltd. (“HTL Marketing”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on December 23, 2020
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture

New Century Furniture Pte. Ltd. (“NCFTP”)	●	Singaporean company	100% owned by HTL Marketing
	●	Incorporated on October 05, 2020
	●	Issued and outstanding 1,310,000 ordinary shares for USD1,310,000
	●	Investment holding

HTL France SAS (“HTLF”)	●	French company	100% owned by NCFTP
	●	Incorporated on October 30, 2014
	●	Issued and outstanding 298,960 ordinary shares for EUR298,960
	●	Overseas sale office

HTL ANZ PTY LTD (“HTLA”)	●	Australian company	100% owned by NCFTP
	●	Incorporated on September 20, 2023
	●	Issued and outstanding 10,000 ordinary shares for AUD 10,000
	●	Overseas sale office

HTL Korea Co., Ltd. (“HTLK”)	●	Korean company	100% owned by NCFTP
	●	Incorporated on September 07, 2010
	●	Issued and outstanding 291,080 ordinary shares for KRW1,455,400,000
	●	Sale and distribution of furniture

Hwa Tat Lee Japan Co., Ltd. (“HTLJ”)	●	Japanese company	100% owned by NCFTP
	●	Incorporated on April 03, 1996
	●	Issued and outstanding 10,000 ordinary shares for JPY90,000,000
	●	Wholesale of furniture

Terasoh Co., Ltd. (“TCL”)	●	Japanese company	100% owned by NCFTP
	●	Incorporated on July 19, 1973
	●	Issued and outstanding 160,000 ordinary shares for JPY67,000,000
	●	Leasing, previously sales and manufacturing of furniture

HTL Taiwan Holding Pte. Ltd. (“HTLTW”)	●	Singaporean company	100% owned by NCFTP
	●	Incorporated on April 02, 2024
	●	Issued and outstanding 1 ordinary share for SGD1
	●	Investment holding

HTL (UK) Limited (“HTLUK”)	●	British company	100% owned by NCFTP
	●	Incorporated on October 05, 2000
	●	Issued and outstanding 3,050,000 ordinary shares for GBP3,050,000
	●	Overseas sale office

The Company and its subsidiaries are hereinafter referred to as (the “Company”).